Subsequent Events (Details Narrative) (10Q)										6 Months Ended
	Jul. 28, 2016 USD ($)	Jun. 24, 2016 USD ($) $ / shares shares	May 18, 2016 USD ($)	Apr. 08, 2016 USD ($)	Jul. 28, 2015 USD ($) Chargers Cables	Mar. 15, 2015 USD ($)	Mar. 05, 2015 USD ($)	Aug. 07, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Jan. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares	Feb. 25, 2015 $ / shares	Dec. 31, 2014 USD ($)	Sep. 24, 2014 $ / shares	Jan. 15, 2014 $ / shares
Proceeds from financing from third parties										$ 200,000
Number of warrant to purchase of common stock shares | shares		525,000
Warrant term		5 years
Warrant exercise price per share | $ / shares		$ 0.70										$ 2.25	$ 1.00	$ 0.70		$ 0.97	$ 0.50
Note payable, Current										349,859			$ 351,954		$ 401,297
Note payable, nonurrent													$ 4,815		$ 18,803
Number of charging cables | Chargers					6,500
Litigation settlement amount			$ 172,645	$ 178,893	$ 737,425	$ 5,000	$ 10,000	$ 112,500	$ 15,000
Warrant [Member]
Number of warrant to purchase of common stock shares | shares		475,000
Warrant term		5 years
Warrant exercise price per share | $ / shares		$ 0.70											$ 0.70
Warrant [Member] | Minimum [Member]
Warrant exercise price per share | $ / shares													1.05
Warrant [Member] | Maximum [Member]
Warrant exercise price per share | $ / shares													$ 1.00
Sixty Day Convertible Note [Member]
Aggregate principal amount		$ 95,000
Proceeds from financing from third parties		$ 1,000,000
Debt instrument interest rate		18.00%
Debt instrument, per share | $ / shares		$ 0.70
Subsequent Event [Member]
Litigation settlement amount				$ 178,893
Subsequent Event [Member] | ITT Cannon [Member]
Number of charging cables | Cables					6,500
Litigation settlement amount					$ 737,425
Subsequent Event [Member] | Solomon Edwards Group, LLC [Member]
Litigation settlement amount			$ 172,645
Subsequent Event [Member] | Purchase Agreement [Member] | October 13, 2016 [Member]
Aggregate principal amount										500,000
Subsequent Event [Member] | Purchase Agreement [Member] | October 7, 2016 [Member]
Aggregate principal amount										$ 1,680,000
Debt instrument interest rate										80.00%
Debt instrument, per share | $ / shares										$ 0.70
Debt maturity date description										Additionally, pursuant to the Purchase Agreement, on the fifth (5th) trading day after the pricing of the Public Offering, but in no event later than February 28, 2017, or, if the Listing Approval End Date is February 28, 2017, in no event later than March 31, 2017
Subsequent Event [Member] | Board of Directors Chairman [Member]
Note payable, Current										$ 495,000
Note payable, nonurrent										395,000
Subsequent Event [Member] | JMJ Financial [Member]
Proceeds from financing from third parties										$ 500,000
Additional advances, description										Pursuant to the Note, JMJ is obligated to provide the Company additional $250,000 or $500,000 advances under the Note as certain milestones
Additional advances, percentage										100.00%
Subsequent Event [Member] | JMJ Financial [Member] | Purchase Agreement [Member] | October 7, 2016 [Member]
Debt maturity date description										Due and payable on the earlier of February 15, 2017 or if the Listing Approval End Date (as defined in the Note) is February 28, 2017, March 31, 2017, or the third business day after the closing of the Public Offering
Maturity date										Feb. 15, 2017
Subsequent Event [Member] | Balance Labs, Inc [Member]
Total sublease agreement base rent percentage	50.00%
Total sublease agreement base rent	$ 200,000
Sublease agreement description	The term of the sublease agreement is from August 1, 2016 to September 29, 2018, subject to earlier termination upon written notice of termination by the landlord or Sublandlord.
Subsequent Event [Member] | Balance Labs, Inc [Member] | Minimum [Member]
Total sublease agreement base rent	$ 7,500
Subsequent Event [Member] | Balance Labs, Inc [Member] | Maximum [Member]
Total sublease agreement base rent	$ 8,000
Subsequent Event [Member] | Warrant [Member] | Purchase Agreement [Member] | October 7, 2016 [Member]
Debt instrument interest rate										80.00%
Number of warrant to purchase of common stock shares | shares										714,285
Warrant exercise price per share | $ / shares										$ 0.70
Subsequent Event [Member] | Sixty Day Convertible Note [Member]
Aggregate principal amount										$ 400,000
Proceeds from financing from third parties										$ 1,000,000
Debt instrument interest rate										18.00%
Debt instrument, per share | $ / shares										$ 0.70
Subsequent Event [Member] | Sixty Day Convertible Note [Member] | Warrant [Member]
Number of warrant to purchase of common stock shares | shares										2,000,000
Warrant term										5 years
Warrant exercise price per share | $ / shares										$ 0.70
Subsequent Event [Member] | Promissory Note [Member] | JMJ Financial [Member] | Purchase Agreement [Member]
Aggregate principal amount										$ 3,725,000